Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable	$ 1,356,000		$ 1,302,000
Impairment loss	672,000	[1]	904,000	[1]	157,000	[1]
Goodwill	8,043,000		8,514,000		10,079,000
Amount of salary employees are entitled to in retirement for every year employed	1 month
Severance expenses	1,204,000		1,172,000		770,000
Advertising expenses			6,400,000		6,600,000
Deferred expenses amortization period	2 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	20.00%
Revenue recognition period, rentals of leased equipment	1 year
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	50.00%
Revenue recognition period, rentals of leased equipment	3 years
Certain Reporting Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment loss	700,000
Goodwill	5,200,000		5,800,000
Goodwill, fair value	1,300,000
Certain Reporting Unit [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment loss	1,200,000		700,000
Goodwill			$ 2,000,000

[1]	See Note 12A1.